Related Party Balances (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties, current		$ 49,776	¥ 345,594	¥ 1,940,559
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		1,606	11,153	9,725
Amounts due to related parties, current:
Amounts due to related parties, current		66,065	458,687	785,945
Qunar
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	3,599	24,985	1,869,380
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	39,604	274,968	711,433
Ctrip
Amounts due from related parties, current:
Amounts due from related parties, current	[3]	41,269	286,533	30,950
Amounts due to related parties, current:
Amounts due to related parties, current		17,961	124,705	6,966
Other Related Parties
Amounts due from related parties, current:
Amounts due from related parties, current	[3]	4,908	34,076	40,229
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[4]	1,606	11,153	9,725
Amounts due to related parties, current:
Amounts due to related parties, current		$ 8,500	¥ 59,014	¥ 67,546

[1]	The balance as of December 31, 2015 mainly represents short-term interest-bearing loans of RMB1,774.00 million provided by the Company to Qunar, which was a majority-owned subsidiary of the Company prior to October 26, 2015 and became a majority-owned subsidiary of Ctrip on December 31, 2015. These loans were fully repaid in March 2016.
[2]	The balance as of December 31, 2015 mainly represents a short-term interest-bearing loan provided by Qunar to the Company of US$100.00 million in October 2015. The loan was fully repaid in March 2016.
[3]	Balances in connection with services provided between the Company and its equity method investees arose in the ordinary course of business.
[4]	The balances mainly represent rental deposits paid in advance to the related party of one of the executive officers. Pursuant to the rental agreements, certain subsidiaries of the Company rent an office building owned by the family members of the executive officer.